Deposits	12 Months Ended
Dec. 31, 2013
Deposits

Note 7. Deposits

The composition of deposits as of December 31, is as follows:

	2013	2012
Non-interest bearing	$120,424,895	$119,946,574
NOW and money market accounts	248,015,410	228,111,275
Savings deposits	53,745,787	46,240,652
Time deposits, $100,000 or more	124,886,164	131,935,125
Other time deposits	107,557,540	116,315,712

Total	$654,629,796	$642,549,338

The scheduled maturities of time deposits at December 31, 2013 are as follows:

Year Ending December 31,	Amount
2014	$196,696,024
2015	33,234,264
2016	2,359,252
2017	56,684
2018	97,480

$232,443,704

Interest expense for time deposits over $100,000 was approximately $754,000, $996,000 and $1,158,000 for the years ended December 31, 2013, 2012 and 2011, respectively.